SHAREHOLDERS' EQUITY - Assumptions Used (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years	5 years	5 years	5 years
Risk-free interest rate	1.70%	0.40%
Risk-free interest rate, Minimum			0.40%	0.40%
Risk-free interest rate, Maximum			0.90%	2.50%
Expected volatility	132.00%	91.00%
Expected volatility, Minimum			91.00%	91.00%
Expected volatility, Maximum			137.00%	107.00%
Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	1 month 6 days		1 year 9 months 18 days	1 year 9 months 18 days
Risk-free interest rate	2.80%		0.40%	0.10%
Dividend yield			0.00%	0.00%
Expected volatility	99.00%		186.00%	100.00%